Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Payable [Abstract]
Accounts payable	$ 2,603,358	$ 3,256,624
Total accounts payable	$ 2,603,358	$ 3,256,624